Stock-Based Compensation (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Weighted-average grant date fair value	$ 3.16	$ 1.56
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.90%	0.90%
Expected volatility	81.00%
Expected life of options, in years	5 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.40%	1.80%
Expected volatility	87.00%
Expected life of options, in years	6 years